Equity (Details 2) (USD $)	6 Months Ended		12 Months Ended			0 Months Ended											1 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012	Dec. 02, 2013	Sep. 23, 2013	Jul. 05, 2013	Oct. 03, 2011	Nov. 01, 2011	Jan. 03, 2012	Nov. 12, 2012	Jan. 11, 2013	Aug. 02, 2013	Jun. 23, 2014	May 17, 2011	Jul. 31, 2014
Common Units Issued in Business Combinations
Proceeds from sale of units, after underwriting discounts and commissions and offering costs	$ 370,446,000	$ 415,089,000	$ 650,155,000	$ (642,000)	$ 74,759,000
Common Units
Common Units Issued in Business Combinations
Number of units sold in public offering							4,100,000	10,350,000
Proceeds from sale of units, after underwriting discounts and commissions and offering costs						235,100,000	127,600,000	287,500,000
Underwriting discounts and commissions							5,000,000	12,000,000
Offering costs						4,900,000	200,000	700,000
Number of units sold in private placement						8,110,848
Osterman | Common Units
Common Units Issued in Business Combinations
Common units issued					4,000,000				4,000,000
SemStream | Common Units
Common Units Issued in Business Combinations
Common units issued										8,932,031
Pacer | Common Units
Common Units Issued in Business Combinations
Common units issued											1,500,000
Crude oil logistics and water solutions
Common Units Issued in Business Combinations
Common units issued			516,978
Pecos | Common Units
Common Units Issued in Business Combinations
Common units issued												1,834,414
Third Coast | Common Units
Common Units Issued in Business Combinations
Common units issued													344,680
Other Water Solutions
Common Units Issued in Business Combinations
Common units issued			222,381
Crude oil logistics
Common Units Issued in Business Combinations
Common units issued			175,211
OWL
Common Units Issued in Business Combinations
Common units issued			2,463,287											2,463,287
Common Units
Common Units Issued in Business Combinations
Common units issued			2,860,879	24,250,258	14,432,031
Number of units sold in public offering															8,000,000	4,025,000
Proceeds from sale of units, after underwriting discounts and commissions and offering costs															338,000,000		32,400,000
Underwriting discounts and commissions															12,300,000
Offering costs															$ 500,000
Number of units sold in private placement																	767,100
Common Units | Osterman
Common Units Issued in Business Combinations
Common units issued					4,000,000
Common Units | SemStream
Common Units Issued in Business Combinations
Common units issued					8,932,031
Common Units | Pacer
Common Units Issued in Business Combinations
Common units issued					1,500,000
Common Units | High Sierra
Common Units Issued in Business Combinations
Common units issued				20,703,510
Common Units | Retail propane
Common Units Issued in Business Combinations
Common units issued				850,676
Common Units | Crude oil logistics and water solutions
Common Units Issued in Business Combinations
Common units issued				516,978
Common Units | Pecos
Common Units Issued in Business Combinations
Common units issued				1,834,414
Common Units | Third Coast
Common Units Issued in Business Combinations
Common units issued				344,680